Inventories (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories
Crude oil	$ 4,715,047	$ 5,971,109
Fuels and petrochemicals	2,356,585	3,241,154
Materials for goods production	3,130,816	2,667,771
Inventories, net	$ 10,202,448	$ 11,880,034